Financial Instruments by Categories	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments by categories
6. Financial Instruments by categories
Financial Instruments as of June 30, 2024, by categories are as follows:

	(Unit: USD)
Assets in Financial Position	As of June 30, 2024
	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total

Cash and cash equivalents	667,288	—	—	667,288
Trade receivables	9,422,256	—	—	9,422,256
Other current financial assets	53,338	—	—	53,338
Long-term trade receivables	870,733	—	—	870,733
Non-current financial assets	—	—	101,080	101,080
Lease deposits	160,973	—	—	160,973
Other deposits	—	—	—	—

Total	11,174,588	—	101,080	11,275,668

				(Unit: USD)
Liabilities in Financial Position	As of June 30, 2024
	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total

Trade payables	6,755,249	—	—	6,755,249
Short-term borrowings	13,382,311	—	—	13,382,311
Convertible Bonds (*)(**)	4,289,064	—	—	4,289,064
Current portion of long-term borrowings	1,228,701	—	—	1,228,701
Current portion of lease liabilities	31,634	—	—	31,634
Long-term borrowings	5,218,481	—	—	5,218,481
Derivative warrant liabilities	—	1,940,138	—	1,940,138
Long-term lease liabilities	6,815	—	—	6,815

Total	30,912,255	1,940,138	—	32,852,393

(*)
On July 16, 2024, the Company and Captivision Korea entered into contribution agreements with Joon Soo Jeon and Daesun, Inc. According to the contribution agreements, Joon Soo Jeon and Daesun, Inc. agreed to contribute the outstanding balances remaining under the CB agreements made with Captivision Korea to the Company in exchange for the issuance by the Company of its ordinary shares, par value USD 0.0001 per share in a debt-to-equity conversion transaction. A conversion price is USD 3.00 per share.
(**)
In 2024, Captivision, Inc. entered into two subscription agreements, issuing convertible promissory notes totaling USD 1,250,000 on February 16 and USD 1,175,000 on April 16, respectively. The notes mature in one year from the issuance date, has no interest, and do not require mandatory payments before maturity. They are convertible into the Company’s ordinary shares based on the predetermined conversion price of USD 6.21 and USD 5.03 per share, respectively. These issuances rely on the private offering exemption under the U.S. Securities Act of 9133. Conversion will take place once the securities registration is approved in Korea.

Financial Instruments as of December 31, 2023, by categories are as follows:

				(Unit: USD)
Assets in Financial Position	As of December 31, 2023
	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total

Cash and cash equivalents	476,715	—	—	476,715
Trade receivables	4,176,766	—	—	4,176,766
Other current financial assets	73,284	—	—	73,284
Non-current financial assets	—	—	107,862	107,862
Lease deposits	186,573	—	—	186,573
Other deposits	—	—	—	—

Total	4,913,338	107,862	—	5,021,200

				(Unit: USD)
Liabilities in Financial Position	As of December 31, 2023
	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total

Trade payables	6,220,562	—	—	6,220,562
Short-term borrowings	13,511,319	—	—	13,511,319
Convertible Bonds (*)	1,961,792	—	—	1,961,792
Current portion of long-term borrowings	1,620,136	—	—	1,620,136
Current portion of lease liabilities	165,294	—	—	165,294
Long-term borrowings	4,864,373	—	—	4,864,373
Derivative warrant liabilities	—	2,018,349	—	2,018,349
Long-term lease liabilities	13,943	—	—	13,943

Total	28,357,419	—	2,018,349	30,375,768

(*)
On March 23, 2023, the Company issued a convertible bond (“CB”) to Charm Savings Bank in an aggregate principal amount of USD 1,931,203, equivalent to KRW 2,500,000,000. The CB accrues interest at an annual rate of 10% and is due to mature on March 23, 2024. On August 21, 2023, Charm Savings Bank and Bluming Innovation Co., Ltd (“Purchaser”) executed a convertible bond purchase agreement for the sale and transfer of a convertible bond with an aggregate principal amount of USD 1,931,203, equivalent to KRW

2,500,000,000 to the Purchaser. Joon Soo Jeon and Daesun, Inc. purchased CB from Bluming Innovation for amounts of USD 1,004,226, equivalent to KRW 1,300,000,000 and USD 926,977, equivalent to KRW 1,200,000,000 on February 19 and April 1, 2024, respectively.

6. Financial Instruments by categories
Financial Instruments as of December 31, 2023, by categories are as follows:

				(Unit: USD)
	As of December 31, 2023
Assets in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Cash and cash equivalents	476,715	—	—	476,715
Trade receivables	4,176,766	—	—	4,176,766
Other current financial assets	73,284	—	—	73,284
Non-current financial assets	—	107,862	—	107,862
Lease deposits	186,573	—	—	186,573
Other deposits	—	—	—	—

Total	4,913,338	107,862	—	5,021,200

				(Unit: USD)
	As of December 31, 2023
Liabilities in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Trade payables	6,220,562	—	—	6,220,562
Short-term borrowings	13,511,319	—	—	13,511,319
Convertible Bonds(*)	1,961,792	—	—	1,961,792
Current portion of long-term borrowings	1,620,136	—	—	1,620,136
Current portion of lease liabilities	165,294	—	—	165,294
Long-term borrowings	4,864,373	—	—	4,864,373
Derivative warrant liabilities	—	—	2,018,349	2,018,349
Long-term lease liabilities	13,943	—	—	13,943

Total	28,357,419	—	2,018,349	30,375,768

(*)
On March 23, 2023, the Company issued a convertible bond (“CB”) to Charm Savings Bank in an aggregate principal amount of $1,931,203, equivalent to KRW 2,500,000,000. The CB accrues interest at an annual rate of 10% and is due to mature on March 23, 2024.

On August 21, 2023, Charm Savings Bank and Bluming Innovation Co., Ltd (“Purchaser”) executed a convertible bond purchase agreement for the sale and transfer of a convertible bond with an aggregate principal amount of $1,931,203, equivalent to KRW 2,500,000,000 to the Purchaser. Joon Soo Jeon and Daesun, Inc. purchased CB from Bluming Innovation for amounts of $1,004,226, equivalent to KRW 1,300,000,000 and $926,977, equivalent to KRW 1,200,000,000 on February 19 and April 1, 2024, respectively. As the maturity extended, Joon Soo Jeon and Daesun, Inc. are in discussion with the Company to convert the CB into common shares of the Company.
Financial Instruments as of December 31, 2022, by categories are as follows:

				(Unit: USD)
	As of December 31, 2022
Assets in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Cash and cash equivalents	196,627	—	—	196,627
Trade receivables	697,999	—	—	697,999
Other current financial assets	1,035,930	—	—	1,035,930
Non-current financial assets	—	107,890	—	107,890
Lease deposits	207,825	—	—	207,825
Other deposits	4,307,756	—	—	4,307,756

Total	6,446,137	107,890	—	6,554,027

				(Unit: USD)
	As of December 31, 2022
Liabilities in Financial Position	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Others	Total
Trade payables	7,184,181	—	—	7,184,181
Short-term borrowings	11,863,506	—	—	11,863,506
Current portion of long-term borrowings	2,001,142	—	—	2,001,142
Current portion of lease liabilities	108,488	—	—	108,488
Long-term borrowings	4,741,358	—	—	4,741,358
Leasehold deposit received	69,836	—	—	69,836
Long-term lease liabilities	24,694	—	—	24,694

Total	25,993,205	—	—	25,993,205